Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Liability classified warrants	$ 17	$ 33	$ 6,486
Level 1 [Member]
Liabilities:
Liability classified warrants
Level 2 [Member]
Liabilities:
Liability classified warrants
Level 3 [Member]
Liabilities:
Liability classified warrants	17	33
Warrant [Member]
Liabilities:
Liability classified warrants	17	33	$ 2,307
Warrant [Member] | Level 1 [Member]
Liabilities:
Liability classified warrants
Warrant [Member] | Level 2 [Member]
Liabilities:
Liability classified warrants
Warrant [Member] | Level 3 [Member]
Liabilities:
Liability classified warrants	$ 17	$ 33